Stockholders' Equity Note Disclosure [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

5. Stockholders’ Equity

Changes in common shares outstanding and total stockholders’ equity during the nine months ended September 30, 2016 were as follows:

	Shares of Common Stock	Total Stockholders’ Equity (in thousands)
Balance, December 31, 2015	709,024	$10,410
Stock-based compensation	—	1,441
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations	10,329	(61)
Net loss	—	(7,104)

Balance, September 30, 2016	719,353	$4,686

Common Shares

The Company has authorized 50,000,000 shares of common stock, of which 719,353 and 709,024 shares were issued and outstanding at September 30, 2016 and December 31, 2015, respectively. Common shares reserved for future issuance upon the exercise, issuance or conversion of the respective equity instruments at September 30, 2016 is as follows:

Issued and Outstanding:
Restricted stock units	42,591
Stock options	38,729
Warrants	13,534
Shares reserved for future award grants	47,283

Total	142,137

Public Offerings of Common Stock

During the three and nine months ended September 30, 2015, the Company sold 182,333 shares of common stock for cash proceeds of $4.0 million, which is net of $429,000 in sales agent’s commissions and offering expenses, pursuant to its July 2015 “at the market offering” program.

On February 20, 2015, the Company completed a public offering of 214,286 shares of its common stock, at $42.00 per share, for cash proceeds of $7.8 million, which is net of $1.2 million in underwriter commissions and offering expenses. In connection with the offering, the Company granted a 45-day option to the underwriter to purchase up to 32,143 shares of common stock to cover overallotments, with an aggregate grant date fair value of $132,000. On February 26, 2015, the underwriters exercised the overallotment option for cash proceeds of $1.3 million, which is net of $95,000 in underwriter commissions. In connection with this offering, as a portion of the underwriting compensation payable to the underwriters, the Company issued warrants to purchase 10,707 shares of its common stock to the representative of the underwriters with an aggregate grant date fair value of $198,000. The warrants are exercisable at any time from February 2016 through February 2020 at an exercise price of $52.50 per share. The aggregate fair values of the warrants and overallotment option issued were recorded as an increase to additional paid-in capital with an offset to the proceeds from the offering. The net contribution to additional paid-in capital was $8.8 million after deducting the noncash fair values of warrants and overallotment option issued in connection with the offering.

The estimated fair values of the warrants and overallotment option were determined on their respective measurement dates using the BSM option valuation model with the following assumptions:

	Warrants	Overallotment Option
Fair value of underlying common stock	$38.55	$39.30
Exercise price	$52.50	$39.00
Risk-free interest rate	1.61%	0.02%
Volatility	65.50%	73.00%
Dividend yield	0.00%	0.00%
Contractual term (in years)	5.00	0.12
Weighted-average measurement date fair value per share	$18.45	$4.05

5. Stockholders’ Equity

Preferred Shares

The Company has authorized 5,000,000 shares of preferred stock, of which no shares were issued or outstanding at December 31, 2015 or 2014. The Company’s board of directors has the authority to issue preferred stock in one or more classes or series and to fix the designations, powers, preferences and rights, and the qualifications, limitations or restrictions thereof, including dividend rights, conversion right, voting rights, terms of redemption, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.

Common Shares

The Company has authorized 50,000,000 shares of common stock, of which 709,024 and 252,174 shares were issued and outstanding at December 31, 2015 and 2014, respectively. Common shares reserved for future issuance upon the exercise, issuance or conversion of the respective equity instruments at December 31, 2015 is as follows:

Issued and Outstanding:
Restricted stock units	23,450
Stock options	42,104
Warrants	13,534
Shares reserved for future award grants	46,350

Total	125,438

Public Offerings of Common Stock

During September 2015, the Company sold 182,333 shares of common stock for total cash proceeds of $4.0 million, which is net of $429,000 in sales agent’s commissions and offering expenses, pursuant to its July 2015 ATM program. Due to the size of the Company’s public float, the current ATM program has been completed, unless and until the Company’s public float increases.

On February 20, 2015, the Company completed a public offering of 214,286 shares of its common stock, at $42.00 per share, for total cash proceeds of $7.8 million, which is net of $1.2 million in underwriter commissions and offering expenses. In connection with the offering, the Company granted a 45-day option to the underwriter to purchase up to 32,143 shares of common stock to cover overallotments, with an aggregate grant date fair value of $132,000. On February 26, 2015, the underwriters exercised the overallotment option for total cash proceeds of $1.3 million, which is net of $95,000 in underwriter commissions. In connection with this offering, as a portion of the underwriting compensation payable to the underwriters, the Company issued warrants to purchase 10,707 shares of its common stock to the representative of the underwriters with an aggregate grant date fair value of $198,000. The warrants are exercisable at any time from February 2016 through February 2020 at an exercise price of $52.50 per share. The aggregate fair values of the warrants and overallotment option issued were recorded as an increase to additional paid-in capital with an offset to the proceeds from the offering. The net contribution to additional paid-in capital was $8.7 million after deducting the noncash fair values of warrants and overallotment option issued in connection with the offering.

The estimated fair values of the warrants and overallotment option were determined on their respective measurement dates using the BSM option valuation model with the following assumptions:

	Warrants	Overallotment Option
Fair value of underlying common stock	$38.55	$39.30
Exercise price	$52.50	$39.00
Risk-free interest rate	1.61%	0.02%
Volatility	65.5%	73.0%
Dividend yield	0%	0%
Contractual term (in years)	5.0	0.12
Weighted-average measurement date fair value per share	$18.45	$4.05

Initial Public Offering

On June 23, 2014, the Company completed an IPO of 56,667 shares of its common stock, at $150.00 per share, for total net cash proceeds of $6.1 million, which is net of $2.4 million in underwriter commissions and offering expenses. The net contribution to additional paid-in capital was $5.8 million after deducting the noncash fair values of warrants and option for overallotment shares issued in connection with the IPO.

In connection with the IPO in June 2014, the Company issued warrants to certain designees of the underwriter to purchase an aggregate of 2,827 shares of common stock with an aggregate grant date fair value of $143,000. The warrants are exercisable at any time from June 17, 2015 through June 17, 2019. Also, in connection with the IPO, the Company granted a 45-day option to the underwriter to purchase up to 8,500 shares of common stock to cover overallotments, with an aggregate grant date fair value of $157,000. The aggregate fair values of the warrants and stock option issued were recorded as an increase to additional paid-in capital with an offset to the proceeds from the IPO.

The estimated fair values of the warrants and stock option award were determined on their respective measurement dates using the BSM option valuation model with the following assumptions:

	Warrants	Options
Fair value of common stock	$117.60	$150.00
Exercise price	$187.50	$139.50
Risk-free interest rate	1.72%	0.035%
Volatility	64.6%	63.0%
Dividend Yield	0%	0%
Contractual term (in years)	5.0	0.12
Weighted-average measurement date fair value per share	$50.70	$18.45

Corporate Conversion

Immediately prior to the Corporate Conversion, Signal Genetics LLC had issued and outstanding 72,500 Class A units and 41,088 Class B units (23,328 of which were unvested). In connection with the Debt Conversion, on June 17, 2014, the note payable—related party was exchanged for 2,732,629 Class C units of the Company. On June 17, 2014, the outstanding Class A and Class C units of Signal Genetics LLC were converted into 13,333 and 182,174 shares, respectively, for an aggregate of 195,507 shares of common stock at $150.00 per share. All outstanding Class B units, which consisted of equity incentive units, were cancelled.